Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Financial Instruments with Off-Balance Sheet Risk
In order to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates, the Company is party to financial instruments with off-balance sheet risk in the normal course of business. These financial instruments include commitments to extend credit, standby letters of credit, and forward commitments to sell loans, all of which involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in each particular class of financial instruments.
Substantially all of the Company’s commitments to extend credit, which normally have fixed expiration dates or termination clauses, are contingent upon customers maintaining specific credit standards at the time of loan funding. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. In the event the customer does not perform in accordance with the terms of agreement with the third party, the Company would be required to fund the commitment. The maximum potential amount of future payments the Company could be required to make is represented by the contractual amount of the commitment. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. For forward loan sale commitments, the contract or notional amount does not represent exposure to credit loss. The Company does not sell loans with recourse.
The following table summarizes the above financial instruments as of the dates indicated:

	As of December 31,
	2022	2021
	(In Thousands)
Commitments to extend credit	$5,680,438	$5,175,521
Standby letters of credit	65,154	65,602
Forward commitments to sell loans	10,008	24,440
Other Contingencies
The Company has been named a defendant in various legal proceedings arising in the normal course of business. Set out below are descriptions of significant legal matters involving the Company and its subsidiaries. In the opinion of management, and taking into account the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company’s Consolidated Financial Statements.
In the second quarter of 2021, the Company entered into a preliminary settlement of two purported class action matters concerning overdraft and nonsufficient funds fees. The matters were filed in the Massachusetts Superior Court in November 2019 and April 2021, respectively, and were consolidated into one matter for final settlement purposes. The matters were settled during the first quarter of 2022 and the total settlement expense, including related costs, was $3.3 million. The Company incurred no costs in 2022 related to these matters as the total settlement expense had been accrued in 2021 when management determined the loss contingency to be both probable and estimable. The Company’s regulators conducted inquiries and reviewed data related to one of these class action matters and, in February 2022, made an additional request for data and notified management that they may require additional restitution for certain matters associated with the nonsufficient funds fees matter. Based on this discussion, management believed that a loss contingency for this restitution was probable but was not able to determine a reasonable estimate for the loss. However, later during the first quarter of 2022, the Company was informed by its regulators that no additional remediation on this issue would be required. As a result, as of December 31, 2022, management no longer believes that a loss contingency for restitution associated with this issue is probable.
As a member of the Federal Reserve System, the Bank is required to maintain certain reserves of vault cash and/or deposits with the Federal Reserve Bank of Boston. However, in response to the COVID-19 pandemic, the Federal Reserve temporarily eliminated reserve requirements and therefore there was no minimum reserve requirement as of December 31, 2022 and 2021.